Sales - Other operating income components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales
Net banking income	€ 156	€ 124	€ 119
Income from customer collection	87	91	89
Site rentals and franchises income	38	34	87
Tax credits and subsidies	47	48	44
Income from universal service	6	3	4
Other income	560	447	441
Total	€ 894	€ 747	€ 783